Schedule of Stock Options Granted and Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock option, beginning balance	2,408,836	1,358,122
Weighted average exercise price, beginning balance	$ 3.03	$ 4.37
Stock option, beginning balance	109,493	1,358,122	1,137,479
Weighted average exercise price, beginning balance	$ 67.12	$ 4.37	$ 5.18
Shares, options granted	63,409	1,065,000	367,500
Weighted average exercise price, options granted	$ 6.27	$ 1.35	$ 1.63
Shares, options cancelled			(3,571)
Weighted average exercise price, options cancelled			$ (4.38)
Shares, options forfeited		(14,286)
Weighted average exercise price, forfeited or cancelled	$ 37.11	$ 1.75	$ 3.77
Shares, options forfeited	(18,592)		(143,286)
Weighted average exercise price, options forfeited	$ (37.11)	$ (1.75)	$ (3.77)
Stock option, ending balance		2,408,836	1,358,122
Weighted average exercise price, ending balance		$ 3.03	$ 4.37
Stock option, ending balance	154,310	109,493	1,358,122
Weighted average exercise price, ending balance	$ 42.88	$ 67.12	$ 4.37
Stock option, exercisable ending balance	122,243	1,881,327	1,132,861
Weighted average exercise price, exercisable ending balance	$ 50.86	$ 3.47	$ 4.59